united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/20

Item 1. Reports to Stockholders.

Boyd Watterson Limited Duration Enhanced
Income Fund

Class A Shares – BWDAX

Class C Shares – BWDCX

Class I Shares – BWDIX

Class I2 Shares – BWDTX

Semi-Annual Report

December 31, 2020

1-877-345-9597

www.boydwattersonfunds.com

Boyd Watterson Asset Management, LLC

1801 East 9th Street, Suite 2900

Cleveland, Ohio 44114

Distributed by Northern Lights Distributors, LLC

Member FINRA

Management Discussion of Fund Performance

The Fund’s net return from June 30, 2020 to December 31, 2020 was 3.96%. The Fund’s benchmark, the Bloomberg Barclays 1-3 Year Government/Credit Index*, returned 0.44% over the same period.

The powerful and rapid response of fiscal and monetary policy support at the outset of the pandemic set the stage for the massive risk rally that occurred over the last six months ended December 31, 2020. The Federal Reserve backstopped many areas of the financial markets and economy, driving investment grade and high yield credit spreads nearly back to year-end 2019 levels. This backstop opened the issuance spigot, resulting in record corporate bond issuance for the year. Similarly, the multiple rounds of fiscal stimulus resulted in large increases in Treasury issuance, further expanding the national debt. During the last six months ended December 31, 2020, the yield spread between 2-year and 30-year Treasuries continued to increase, ending the year at 1.52%.

The Fund, albeit selectively, took advantage of both heavy new issuance and pockets of volatility within the high yield market during the period which benefited performance as the sector continued to retrace a large portion of the first quarter sell- off. We continue to pair the higher-yielding segment of the Fund with short-dated, high-quality securitized product including asset backed securities and non-agency mortgages, both of which continue to provide attractive carry for the portfolio.

With central banks committing to keep interest rates low, coupled with more than $17 trillion of negative yielding debt globally, fixed income investors will be forced to take on more risk in their quest for income. As a result, we believe a focus on sector allocation and security selection will likely give the Fund the best opportunity to outperform in the year ahead.

Our expectation is for income generation to be the primary driver of returns over the medium-term. The Fund is positioned near the mid-point of its targeted duration range at the 2020 year-end. We will continue to manage the portfolio with an up-in-quality bias across the sectors represented.

*	The Bloomberg Barclays 1-3 Year Government/Credit Index is a broad-based benchmark that measures the non-securitized component of the US Aggregate Index. It includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities with 1 to 3 years to maturity. Investors cannot invest directly in an index. (Source: Barclays Bloomberg).

9039-NLD-2/10/2021

Boyd Watterson Limited Duration Enhanced Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

Average Annual Total Return through December 31, 2020*, compared to its benchmark:

	Six	One	Three	Five	Since	Since	Since
	Months	Year	Year	Year	Inception (d)	Inception (e)	Inception (f)
Boyd Watterson Limited Duration Enhanced Income Fund - Class A	3.64%	4.05%	N/A	N/A	N/A	N/A	4.60%
Boyd Watterson Limited Duration Enhanced Income Fund - Class C	3.32%	3.39%	N/A	N/A	N/A	N/A	4.02%
Boyd Watterson Limited Duration Enhanced Income Fund - Class I	3.78%	4.37%	3.78%	N/A	3.83%	N/A	N/A
Boyd Watterson Limited Duration Enhanced Income Fund - Class I2 (a)	3.96%	4.65%	3.97%	4.44%	N/A	3.73%	N/A
Bloomberg Barclays 1-3 Year Govt/Credit Index (b)	0.44%	3.33%	2.98%	2.21%	2.47%	1.73%	3.70%
Bloomberg Barclays 1-5 Year Govt/Credit Index (c)	0.70%	4.71%	3.69%	2.77%	3.05%	2.26%	4.90%
Bloomberg Barclays U.S. Treasury 1-3 Years (d)	0.14%	3.16%	2.77%	1.91%	2.22%	1.48%	3.47%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s investment advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2021 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 0.89%, 1.59%, 0.60%, and 0.40% of average daily net assets attributable to Class A, Class C, Class I, and Class I2, respectively. Please review the Fund’s most recent prospectus for more detail on this universal fee. Prior to November 1, 2018, total expenses incurred by Class I did not exceed 0.55%. Class A, Class C, Class I, and Class I2’s total annual expense ratio is 0.89%, 1.59%, 0.60%, and 0.40% per the Fund’s most recent prospectus, respectively. Without waiver the expense ratios are 0.88%, 1.63%, 0.63%, and 0.63% for Class A, Class C, Class I and Class I2, respectively. For performance information current to the most recent month-end, please call toll-free 1-877-345-9597.

(a)	The Fund is the successor to the Boyd Watterson Limited Duration Mid-Grade Fund, LLC (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by the same advisor who currently manages the Fund, and had substantially similar investment objectives and strategies to those of the Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I2 Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

(b)	The Bloomberg Barclays 1-3 Year Govt/Credit Index is an unmanaged index which is a component of the US Government/Credit Index, which includes Treasury and agency securities (US Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (US Credit Bond Index). The bonds in the index are investment grade with a maturity between one and three years. Formerly known as Bloomberg Barclays Capital U.S. 1-3 Year Govt/Credit Bond Index.

(c)	The Bloomberg Barclays 1-5 Year Government/Credit Index is an unmanaged index which is a component of the US Government/Credit Index, which includes Treasury and agency securities (US Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (US Credit Bond Index). The bonds in the index are investment grade with a maturity between one and five years. Formerly known as Bloomberg Barclays 1-5 Year Government/Credit Bond Index.

(d)	The Bloomberg Barclays U.S. Treasury 1-3 Years Index is an unmanaged index measures the performance of the US government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years. Investors cannot invest directly in an index.

(d)	Class I inception date is April 13, 2017.

(e)	Class I2 inception date is July 15, 2013.

(f)	Class A and C inception date is February 28, 2019.

Top Holdings by Industry	Percentage of Net Assets
Automobiles	23.1%
Consumer Discretionary	11.5%
Materials	8.1%
Industrials	7.9%
Other	7.8%
Communications	7.0%
Financial	5.8%
Consumer Staples	4.5%
Energy	4.5%
Real Estate	4.0%
Assets in Excess of Other Liabilities	15.8%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020

Par Value		Coupon Rate (%)		Maturity	Fair Value
	ASSET BACKED SECURITIES - 31.8%
	AUTOMOBILES - 23.1%
$2,090,000	AmeriCredit Automobile Receivables Trust 2016-4	2.7400		12/8/2022	$2,110,273
2,100,000	AmeriCredit Automobile Receivables Trust 2017-4	3.0800		12/18/2023	2,164,612
1,000,000	AmeriCredit Automobile Receivables Trust 2019-1	3.6200		3/18/2025	1,064,198
2,030,000	AmeriCredit Automobile Receivables Trust 2020-2	2.1300		3/18/2026	2,094,770
2,000,000	CarMax Auto Owner Trust 2017-3	3.4600		10/16/2023	2,033,342
1,000,000	CarMax Auto Owner Trust 2018-1	2.9500		11/15/2023	1,033,082
1,050,000	CarMax Auto Owner Trust 2018-2	3.9900		4/15/2025	1,088,033
2,000,000	CarMax Auto Owner Trust 2020-2	5.7500		5/17/2027	2,244,888
4,000,000	Credit Acceptance Auto Loan Trust 2019-1 ^	3.7500		4/17/2028	4,164,310
2,000,000	Credit Acceptance Auto Loan Trust 2019-3 ^	3.0600		3/15/2029	2,078,888
1,980,000	Drive Auto Receivables Trust	4.3000		9/16/2024	2,052,012
647,631	Drive Auto Receivables Trust 2016-C ^	4.1800		3/15/2024	654,047
1,958,343	Drive Auto Receivables Trust 2018-1	3.8100		5/15/2024	1,997,169
1,225,000	First Investors Auto Owner Trust ^	4.9200		8/15/2024	1,269,631
3,000,000	First Investors Auto Owner Trust 2016-2 ^	5.7500		9/15/2023	3,027,788
2,250,000	First Investors Auto Owner Trust 2017-2 ^	5.4800		10/15/2024	2,325,785
2,275,000	First Investors Auto Owner Trust 2018-2 ^	5.3600		1/15/2025	2,432,015
2,000,000	First Investors Auto Owner Trust 2019-2 ^	3.8800		1/15/2026	2,059,218
1,000,000	First Investors Auto Owner Trust 2020-1 ^	4.6300		6/16/2026	1,065,578
5,750,000	Flagship Credit Auto Trust 2016-4 ^	6.4400		1/16/2024	5,953,442
2,000,000	Flagship Credit Auto Trust 2017-1 ^	6.4600		12/15/2023	2,072,888
2,000,000	Santander Drive Auto Receivables Trust 2017-3 ^	4.9700		1/15/2025	2,071,523
3,250,000	Santander Drive Auto Receivables Trust 2018-1 ^	4.3700		5/15/2025	3,350,192
2,010,000	Santander Drive Auto Receivables Trust 2018-2 ^	5.0200		9/15/2025	2,094,403
2,000,000	Santander Drive Auto Receivables Trust 2018-5	4.1900		10/17/2022	2,084,203
2,000,000	Santander Drive Auto Receivables Trust 2019-1	3.6500		4/15/2025	2,087,434
1,550,000	Santander Drive Auto Receivables Trust 2019-2	3.2200		7/15/2025	1,612,946
2,595,000	Santander Retail Auto Lease Trust 2019-A ^	3.6600		5/20/2024	2,670,818
3,000,000	Westlake Automobile Receivables Trust 2019-1 ^	4.4900		7/15/2024	3,138,962
1,000,000	Westlake Automobile Receivables Trust 2019-2 ^	3.2000		11/15/2024	1,035,615
1,500,000	Westlake Automobile Receivables Trust 2019-3 ^	3.5900		3/17/2025	1,531,442
1,000,000	Westlake Automobile Receivables Trust 2020-2 ^	2.7600		1/15/2026	1,035,031
3,000,000	Westlake Automobile Receivables Trust 2020-3 ^	5.1100		5/17/2027	3,061,648
					70,760,186
	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.9%
680,477	COMM 2012-CCRE5 Mortgage Trust ^	4.3197	#	12/10/2045	674,525
2,000,000	Wells Fargo Commercial Mortgage Trust 2016-NXS6	2.3990		11/15/2049	2,016,231
					2,690,756
	OTHER - 7.8%
2,000,000	JFIN CLO 2015 Ltd., Quarterly US LIBOR +1.7000% ^	1.9165	*	3/15/2026	1,967,660
2,000,000	Madison Park Funding XXIII Ltd., Quarterly US LIBOR +1.7000% ^	1.9165	*	7/27/2030	2,002,500
2,000,000	Madison Park Funding XXIV Ltd., Quarterly US LIBOR +1.7500% ^	1.9684	*	10/20/2029	2,000,286
419,407	MVW Owner Trust 2016-1 ^	2.2500		12/20/2033	423,124
1,853,340	MVW Owner Trust 2017-1 ^	2.4200		12/20/2034	1,900,632
1,440,000	Neuberger Berman CLO XV, Quarterly US LIBOR +2.0500% ^	2.2869	*	10/15/2029	1,424,360
2,540,000	Oaktree EIF III Series II Ltd., Quarterly US LIBOR +1.4500% ^	1.6678	*	7/17/2029	2,537,158
750,000	Octagon Investment Partners 47 Ltd., Quarterly US LIBOR + 4.8800% ^	5.0984	*	4/20/2031	753,750
1,500,000	Octagon Investment Partners XV Ltd., Quarterly US LIBOR +1.7500% ^	1.9677	*	7/19/2030	1,502,981
2,400,000	OZLM XII Ltd., Quarterly US LIBOR +1.6000% ^	1.8144	*	4/30/2027	2,399,988
1,250,000	PFS Financing Corp. ^	2.8600		4/15/2024	1,286,560
567,860	Towd Point Mortgage Trust 2017-5, Monthly US LIBOR +0.6000% ^	0.7480	*	2/25/2057	566,325
652,092	Towd Point Mortgage Trust 2017-6 ^	2.7500	#	10/25/2057	671,807
2,331,999	Towd Point Mortgage Trust 2018-2 ^	3.2500	#	3/25/2058	2,443,689
1,960,691	Towd Point Mortgage Trust 2018-3 ^	3.7500	#	5/25/2058	2,090,091
					23,970,911

	TOTAL ASSET BACKED SECURITIES (Cost $95,445,266)				97,421,853

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Par Value		Coupon Rate (%)		Maturity	Fair Value
	CORPORATE BONDS - 54.8%
	COMMUNICATIONS - 5.2%
$2,500,000	Netflix, Inc.	5.7500		3/1/2024	$2,804,687
100,000	Netflix, Inc.	5.8750		2/15/2025	115,235
3,000,000	Qwest Corp.	6.7500		12/1/2021	3,140,325
3,000,000	Sirius XM Radio, Inc. ^	5.3750		7/15/2026	3,135,000
2,525,000	T-Mobile USA, Inc.	6.0000		4/15/2024	2,559,113
750,000	VeriSign, Inc.	4.6250		5/1/2023	757,969
3,050,000	VeriSign, Inc.	4.7500		7/15/2027	3,277,835
					15,790,164
	CONSUMER DISCRETIONARY - 10.6%
3,200,000	BMC East LLC ^	5.5000		10/1/2024	3,288,000
2,000,000	Ford Motor Credit Co. LLC	3.3360		3/18/2021	2,007,500
2,000,000	General Motors Financial Co., Inc.	4.2000		11/6/2021	2,061,691
1,000,000	General Motors Financial Co., Inc.	5.7000		3/30/2069	2,210,000
2,230,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.	6.1250		12/1/2024	2,344,053
310,000	Lennar Corp.	4.5000		4/30/2024	343,131
3,120,000	Levi Strauss & Co.	5.0000		5/1/2025	3,201,900
3,375,000	Masonite International Corp. ^	5.7500		9/15/2026	3,538,890
2,250,000	Penske Automative Group, Inc.	3.5000		9/1/2025	2,289,375
3,885,000	Service Corp. International	5.1250		6/1/2029	4,309,203
3,305,000	Tempur Sealy International, Inc.	5.5000		6/15/2026	3,443,645
263,000	Tempur Sealy International, Inc.	5.6250		10/15/2023	268,232
3,000,000	Wolverine World Wide, Inc. ^	6.3750		5/15/2025	3,208,125
					32,513,745
	CONSUMER STAPLES - 4.1%
3,107,000	Central Garden & Pet Co.	5.1250		2/1/2028	3,315,169
3,044,000	Darling Ingredients, Inc. ^	5.2500		4/15/2027	3,242,393
3,494,000	Ingles Markets, Inc.	5.7500		6/15/2023	3,539,824
1,375,000	Prestige Brands, Inc. ^	6.3750		3/1/2024	1,407,656
1,100,000	SEG Holding, LLC / S.E.G Finance Corp. ^	5.6250		10/15/2028	1,163,250
					12,668,292
	ENERGY - 4.5%
2,000,000	Cenovus Energy, Inc.	3.8000		9/15/2023	2,078,422
2,150,000	Diamondback Energy, Inc.	5.3750		5/31/2025	2,238,364
3,250,000	Hess Midstream Operations LP ^	5.6250		2/15/2026	3,386,094
2,740,000	Murphy Oil USA, Inc.	5.6250		5/1/2027	2,907,304
3,100,000	Parkland Corp. ^	6.0000		4/1/2026	3,260,813
					13,870,997
	FINANCIAL - 5.8%
1,830,000	Bank of America Corp., Quarterly US LIBOR +3.2900%	5.1250	*	Perpetual	1,936,274
1,500,000	CIT Group, Inc., SOFRRATE + 3.8270%	3.9290	*	6/19/2024	1,588,125
2,105,000	First Horizon National Corp.	3.5500		5/26/2023	2,237,763
3,000,000	FirstCash, Inc. ^	4.6250		9/1/2028	3,099,375
1,400,000	JPMorgan Chase & Co., Quarterly US LIBOR +3.3000%	6.0000	*	Perpetual	1,484,531
1,815,000	Oaktree Specialty Lending Corp.	3.5000		2/25/2025	1,881,185
2,150,000	Quicken Loans, Inc. ^	3.6250		3/1/2029	2,197,031
500,000	State Street Corp., Quarterly US LIBOR +3.5970%	3.8135	*	Perpetual	498,750
1,533,000	Synovus Financial Corp., 5 Year USSW Rate +3.3790%	5.9000	*	2/7/2029	1,653,737
1,000,000	US Bancorp, Quarterly US LIBOR +3.4860%	5.1250	*	Perpetual	998,750
					17,575,521

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Par Value		Coupon Rate (%)		Maturity	Fair Value
	CORPORATE BONDS - 54.8% (Cont.)
	HEALTHCARE - 1.0%
$2,913,000	Charles River Laboratories International, Inc. ^	5.500		4/1/2026	$3,056,538

	INDUSTRIALS - 7.5%
3,000,000	Ashtead Capital, Inc. ^	4.1250		8/15/2025	3,088,500
4,014,000	ATS Automation Tooling Systems, Inc. ^	6.5000		6/15/2023	4,084,747
3,250,000	BWX Technologies, Inc. ^	5.3750		7/15/2026	3,387,507
1,769,000	Installed Building Projects, Inc. ^	5.7500		2/1/2028	1,890,283
3,360,000	MasTec, Inc. ^	4.5000		8/15/2028	3,532,200
3,299,000	Mueller Water Products, Inc. ^	5.5000		6/15/2026	3,430,333
3,270,000	United Rentals North America, Inc.	5.8750		9/15/2026	3,465,595
					22,879,165
	MATERIALS - 7.7%
3,000,000	Avient Corp. ^	5.7500		5/15/2025	3,191,250
2,402,000	Graphic Packaging International LLC	4.8750		11/15/2022	2,524,538
990,000	HB Fuller Co.	4.0000		2/15/2027	1,036,060
770,000	HB Fuller Co.	4.2500		10/15/2028	790,694
2,000,000	Ingevity Corp. ^	3.8750		11/1/2028	2,018,750
2,430,000	Joseph T Ryerson & Son, Inc. ^	8.5000		8/1/2028	2,756,531
3,181,000	Lousiana-Pacific Corp.	4.8750		9/15/2024	3,266,489
1,500,000	NOVA Chemicals Corp. ^	5.2500		8/1/2023	1,512,173
3,049,000	TriMas Corp. ^	4.8750		10/15/2025	3,132,375
3,235,000	Valvoline, Inc.	4.3750		8/15/2025	3,342,628
					23,571,488
	REAL ESTATE - 3.7%
3,550,000	HAT Holdings I LLC / HAT Holdings II LLC ^	5.2500		7/15/2024	3,699,029
2,000,000	Iron Mountain, Inc. ^	5.2500		3/15/2028	2,114,330
2,040,000	Sabra Health Care LP	4.8000		6/1/2024	2,190,300
3,145,000	Tanger Properties LP	3.8750		12/1/2023	3,269,459
					11,273,118
	TECHNOLOGY - 3.6%
2,180,000	Amkor Technology, Inc. ^	6.6250		9/15/2027	2,368,025
2,500,000	Booz Allen Hamilton, Inc. ^	3.8750		9/1/2028	2,579,687
2,075,000	ON Semiconductor Corp. ^	3.8750		9/1/2028	2,150,219
1,000,000	Open Text Corp. ^	5.8750		6/1/2026	1,040,000
2,685,000	Seagate HDD Cayman	4.8750		3/1/2024	2,921,481
					11,059,412
	UTILITIES - 1.1%
2,625,000	TerraForm Power Operating LLC ^	4.2500		1/31/2023	2,718,516
600,000	TerraForm Power Operating LLC ^	5.0000		1/31/2028	675,315
					3,393,831
	TOTAL CORPORATE BONDS (Cost $164,577,035)				167,652,271

	BANK LOANS - 7.2%
	COMMUNICATIONS - 1.8%
2,969,925	Charter Communications Operating LLC, Monthly US LIBOR +1.7500%	1.9300	*	2/1/2027	2,960,020
2,623,600	Nexstar Broadcasting, Inc., Monthly US LIBOR +2.7500%	2.9210	*	9/19/2026	2,613,224
					5,573,244
	CONSUMER DISCRETIONARY - 0.9%
2,770,894	Stars Group Holdings BV, Quarterly US LIBOR + 3.5000%	3.7204	*	7/29/2025	2,783,986

	CONSUMER STAPLES - 0.4%
1,217,391	Prestige Brands, Inc., Monthly US LIBOR +2.0000%	3.9500	*	1/26/2024	1,220,435

	HEALTH CARE - 1.0%
3,000,000	Horizon Therapeutics USA, Inc., Monthly US LIBOR + 2.0000%	2.1875	*	5/22/2026	2,996,250

	INDUSTRIALS - 0.4%
1,150,618	Columbus McKinnon Corp., Quarterly US LIBOR +2.5000%	3.5000	*	1/20/2024	1,153,494

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Par Value		Coupon Rate (%)		Maturity	Fair Value
	BANK LOANS - 7.2% (Cont.)
	MATERIALS - 0.4%
$1,388,413	HB Fuller Co., Monthly US LIBOR +2.0000%	2.1868	*	10/20/2024	$1,382,776

	REAL ESTATE - 0.3%
992,347	Iron Mountain, Monthly US LIBOR + 1.7500%	3.9501	*	1/2/2026	986,770

	TECHNOLOGY - 1.0%
2,969,465	Open Text Corp., Monthly US LIBOR +1.7500%	1.9283	*	5/30/2025	2,970,713

	UTILITIES - 1.0%
2,975,280	Vistra Operations Co., LLC, Monthly US LIBOR + 1.7500%	1.9000	*	12/31/2025	2,972,037

	TOTAL BANK LOANS (Cost $21,797,948)				22,039,705

Shares
	PREFERRED STOCK - 0.3%
	FINANCIAL - 0.3%
40,000	Eagle Point Credit Co., Inc.
	TOTAL PREFERRED STOCK (Cost $1,003,884)				1,010,400

	U.S. GOVERNMENT OBLIGATIONS - 2.3%
1,000,000	United States Treasury Note	1.3750		1/31/2021	1,000,913
6,000,000	United States Treasury Note	0.2500		9/30/2025	5,977,734
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $6,961,534)				6,978,647

	SHORT-TERM INVESTMENT - 2.8%
8,655,944	First American Government Obligations Fund - Class X, 0.04% **				8,655,944
	TOTAL SHORT-TERM INVESTMENT (Cost $8,655,944)

	TOTAL INVESTMENTS (Cost $298,441,611) - 99.2%				$303,758,820
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.8%				2,362,909
	NET ASSETS - 100.0%				$306,121,729

CLO - Collateralized Loan Obligation

LLC - Limited Liability Company

LP - Limited Partnership

SOFRRATE - Secured Overnight Funding Rate

USSW - United States Swap Rate

#	Variable rate, rate shown represents the rate shown at December 31, 2020.

*	Floating Rate, rate shown represents the rate at December 31, 2020.

**	Money Market fund; interest rate reflects seven-day effective yield on December 31, 2020.

^	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. December 31, 2020, these securities amounted to $155,091,592 or 50.66% of net assets.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund

 STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

December 31, 2020

ASSETS
Investment securities:
At cost	$298,441,611
At fair value	$303,758,820
Cash at broker for bank loans	111,475
Cash	17,106
Dividends and interest receivable	2,342,665
Receivable for fund shares sold	5,144
Prepaid expenses	12,568
TOTAL ASSETS	306,247,778

LIABILITIES
Investment advisory fees payable	58,759
Distributions (12b-) fees payable	3,360
Payable to related parties	44,230
Accrued expenses and other liabilities	19,700
TOTAL LIABILITIES	126,049
NET ASSETS	$306,121,729

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$301,303,279
Accumulated earnings	4,818,450
NET ASSETS	$306,121,729

Net Asset Value Per Share:
Class A Shares:
Net Assets	$3,654,637
Shares of beneficial interest outstanding *	362,039

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.09
Maximum offering price per share (net asset value plus maximum sales charge of 2.25%)	$10.32

Class C Shares:
Net Assets	$3,034,406
Shares of beneficial interest outstanding *	300,091

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.11

Class I Shares:
Net Assets	$64,962,547
Shares of beneficial interest outstanding *	6,435,936

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.09

Class I2 Shares:
Net Assets	$234,470,139
Shares of beneficial interest outstanding *	23,053,442

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.17

*	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2020

INVESTMENT INCOME
Dividends	$65,971
Interest, net of amortization and accretion	5,072,641
TOTAL INVESTMENT INCOME	5,138,612

EXPENSES
Investment advisory fees	582,078
Distribution (12b-1) fees
Class A	3,738
Class C	17,347
Administrative services fees	118,340
Transfer agent fees	39,313
Third party administration servicing fees	38,146
Registration fees	27,600
Professional fees	22,658
Custodian fees	12,389
Compliance officer fees	12,367
Trustees’ fees and expenses	6,633
Printing and postage expenses	6,596
Other expenses	6,598
TOTAL EXPENSES	893,803

Less: Fees waived by the advisor	(229,381)

NET EXPENSES	664,422

NET INVESTMENT INCOME	4,474,190

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	794,344
Net change in unrealized appreciation on investments	5,592,552
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	6,386,896

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,861,086

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020
FROM OPERATIONS
Net investment income	$4,474,190	$7,726,542
Net realized gain from investments	794,344	1,594,368
Net change in unrealized appreciation (depreciation) on investments	5,592,552	(3,148,471)
Net increase in net assets resulting from operations	10,861,086	6,172,439

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid
Class A	(46,376)	(197,734)
Class C	(38,382)	(80,423)
Class I	(1,054,014)	(945,502)
Class I2	(3,887,649)	(6,863,513)
Net decrease in net assets from distributions to shareholders	(5,026,421)	(8,087,172)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,493,244	1,532,970
Class C	204,988	2,199,358
Class I	32,179,217	26,217,707
Class I2	12,052,283	33,950,684
Reinvestment of distributions to shareholders:
Class A	46,376	197,734
Class C	38,382	80,423
Class I	1,039,087	935,299
Class I2	3,482,326	6,102,180
Payments for shares redeemed:
Class A	(434,705)	(8,724,773)
Class C	(967,419)	(1,899,315)
Class I	(2,670,465)	(10,780,675)
Class I2	(13,331,692)	(13,266,700)
Net increase in net assets from shares of beneficial interest	33,131,622	36,544,892

TOTAL INCREASE IN NET ASSETS	38,966,287	34,630,159

NET ASSETS
Beginning of Period	267,155,442	232,525,283
End of Period	$306,121,729	$267,155,442

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	December 31, 2020	Year Ended
	(Unaudited)	June 30, 2020
SHARE ACTIVITY
Class A:
Shares Sold	149,700	152,842
Shares Reinvested	4,616	20,036
Shares Redeemed	(43,175)	(884,357)
Net increase (decrease) in shares of beneficial interest outstanding	111,141	(711,479)

Class C:
Shares Sold	20,324	219,730
Shares Reinvested	3,817	20,036
Shares Redeemed	(96,017)	(884,357)
Net decrease in shares of beneficial interest outstanding	(71,876)	(644,591)

Class I:
Shares Sold	3,194,072	2,634,855
Shares Reinvested	103,508	95,569
Shares Redeemed	(264,927)	(1,089,398)
Net increase in shares of beneficial interest outstanding	3,032,653	1,641,026

Class I2:
Shares Sold	1,188,347	3,395,167
Shares Reinvested	344,319	619,798
Shares Redeemed	(1,320,642)	(1,361,043)
Net increase in shares of beneficial interest outstanding	212,024	2,653,922

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class A
	For the
	Six Months Ended		For the	For the
	December 31 2020		Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of period	$9.89		$9.96	$9.89
Activity from investment operations:
Net investment income (2)	0.13		0.28	0.10
Net realized and unrealized gain (loss) on investments	0.23		(0.05)	0.14
Total from investment operations	0.36		0.23	0.24
Less distributions from:
Net investment income	(0.16)		(0.30)	(0.17)
Total distributions	(0.16)		(0.30)	(0.17)
Net asset value, end of period	$10.09		$9.89	$9.96
Total return (3)	3.64	% (4)	2.34%	2.41	% (4)
Net assets, end of period (000s)	$3,655		$2,481	$9,585
Ratio of gross expenses to average net assets (5)	0.85	% (6)	0.88%	0.83	% (6)
Ratio of net expenses to average net assets (5)	0.85	% (6)	0.88%	0.83	% (6)
Ratio of net investment income to average net assets	2.66	% (6)	2.78%	3.28	% (6)
Portfolio Turnover Rate	33	% (4)	70%	47	% (7)

(1)	The Boyd Watterson Limited Duration Enhanced Income Fund Class A commenced operations on February 28, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year or period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Portfolio turnover is based on the Fund as a whole.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class C
	For the
	Six Months Ended		For the	For the
	December 31 2020		Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of period	$9.90		$9.97	$9.89
Activity from investment operations:
Net investment income (2)	0.10		0.21	0.10
Net realized and unrealized gain (loss) on investments	0.23		(0.06)	0.14
Total from investment operations	0.33		0.15	0.24
Less distributions from:
Net investment income	(0.12)		(0.22)	(0.16)
Total distributions	(0.12)		(0.22)	(0.16)
Net asset value, end of period	$10.11		$9.90	$9.97
Total return (3)	3.32	% (4)	1.56%	2.46	% (4)
Net assets, end of period (000s)	$3,034		$3,683	$3,351
Ratio of gross expenses to average net assets (5)	1.60	% (6)	1.63%	1.58	% (6)
Ratio of net expenses to average net assets (5)	1.59	% (6)	1.59%	1.58	% (6)
Ratio of net investment income to average net assets	1.95	% (6)	2.08%	2.68	% (6)
Portfolio Turnover Rate	33	% (4)	70%	47	% (7)

(1)	The Boyd Watterson Limited Duration Enhanced Income Fund Class C commenced operations on February 28, 2019

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year or period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Portfolio turnover is based on the Fund as a whole.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the
	December 31 2020		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017 (1)
Net asset value, beginning of period	$9.89		$9.97	$9.88	$10.02	$10.00
Activity from investment operations:
Net investment income (2)	0.15		0.30	0.34	0.37	0.07
Net realized and unrealized gain (loss) on investments	0.22		(0.05)	0.14	(0.19)	0.03
Total from investment operations	0.37		0.25	0.48	0.18	0.10
Less distributions from:
Net investment income	(0.17)		(0.33)	(0.39)	(0.32)	(0.08)
Total distributions	(0.17)		(0.33)	(0.39)	(0.32)	(0.08)
Net asset value, end of period	$10.09		$9.89	$9.97	$9.88	$10.02
Total return (3)	3.78	% (4)	2.58%	4.93%	1.79%	1.03	% (4)
Net assets, end of period (000s)	$64,963		$33,653	$17,561	$4,858	$1,535
Ratio of gross expenses to average net assets (5,6)	0.60	% (7)	0.63%	0.62%	62%	0.60	% (7)
Ratio of net expenses to average net assets (6)	0.60	% (7)	0.60%	0.59%	0.55%	0.55	% (7)
Ratio of net investment income to average net assets	2.92	% (7)	3.07%	3.43%	3.69%	3.48	% (7)
Portfolio Turnover Rate	33	% (4)	70%	47%	73%	88	% (4)

(1)	The Boyd Watterson Limited Duration Enhanced Income Fund Class I commenced operations on April 13, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year or period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class I2
	For the
	Six Months Ended		For the	For the	For the	For the
	December 31 2020		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017 (1)
Net asset value, beginning of period	$9.95		$10.01	$9.90	$10.03	$10.00
Activity from investment operations:
Net investment income (2)	0.16		0.33	0.36	0.38	0.29
Net realized and unrealized gain (loss) on investments	0.23		(0.06)	0.14	(0.19)	0.03
Total from investment operations	0.39		0.27	0.50	0.19	0.32
Less distributions from:
Net investment income	(0.17)		(0.33)	(0.39)	(0.32)	(0.29)
Total distributions	(0.17)		(0.33)	(0.39)	(0.32)	(0.29)
Net asset value, end of period	$10.17		$9.95	$10.01	$9.90	$10.03
Total return (3)	3.96	% (4)	2.77%	5.12%	1.89%	3.28	% (4)
Net assets, end of period (000s)	$234,470		$227,338	$202,028	$152,365	$114,913
Ratio of gross expenses to average net assets (5,6)	0.60	% (7)	0.63%	0.61%	0.61%	0.59	% (7)
Ratio of net expenses to average net assets (6)	0.40	% (7)	0.40%	0.40%	0.40%	0.40	% (7)
Ratio of net investment income to average net assets	3.13	% (7)	3.27%	3.60%	3.79%	3.19	% (7)
Portfolio Turnover Rate	33	% (4)	70%	47%	73%	88	% (4)

(1)	The Boyd Watterson Limited Duration Enhanced Income Fund Class I2 commenced operations on July 29, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year or period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

See accompanying notes to financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2020

1.	ORGANIZATION

Boyd Watterson Limited Duration Enhanced Income Fund (the ’‘Fund’’) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III, a Delaware statutory trust organized on December 5, 2011 (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’). The Fund currently consists of four classes of shares. The Fund’s Class I2 is the successor to the Boyd Watterson Limited Duration Mid-Grade Fund, LLC, (the “Predecessor Fund”). The Predecessor Fund was organized under the laws of the State of Delaware as a limited liability company effective July 19, 2012 and commenced operations on July 15, 2013. Class I commenced operations on April 13, 2017. Class A and Class C commenced operations on February 28, 2019. The Predecessor Fund’s investment objective was to generate current income consistent with a strategy that focuses on capital preservation, without taking significant duration risk. The Fund seeks income generation as a principal objective and capital preservation and total return as secondary objectives.

Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities- of comparable quality, coupon, maturity and type. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.

Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of December 31, 2020, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$97,421,853	$—	$97,421,853
Corporate Bonds	—	167,652,271	—	167,652,271
Bank Loans	—	22,039,705	—	22,039,705
Preferred Stock	1,010,400	—	—	1,010,400
US Government Obligations	—	6,978,647	—	6,978,647
Short-Term Investment	8,655,944	—	—	8,655,944
Total	$9,666,344	$294,092,476	$—	$303,758,820

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Gains and losses realized on principal payments of asset-backed securities and bank loans (paydown gains and losses) are classified as part of investment income.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex -dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax -basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2018 through June 30, 2020 or expected to be taken in the Fund’s June 30, 2021 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense of the Statement of Operations. During the six months ended December 31, 2020, the Fund did not incur any interest or penalties.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

Fixed Income Risk – When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter- term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Counterparty Credit Risk – The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Bank Loans Risk – The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis (in some cases, longer than 7 days), potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. The Fund may need a line of credit in order to meet redemptions during these periods, which may increase the Fund’s expenses. Certain bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2020, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments and U.S. government securities, amounted to $113,133,403 and $70,175,660, respectively. Cost of purchases and proceeds from sales of U.S. government securities, amounted to $10,980,742 and $4,014,414, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Boyd Watterson Asset Management, LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 0.40%. Pursuant to the advisory agreement, the Fund accrued $582,078 in advisory fees for the six months ended December 31, 2020.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (“Waiver Agreement”) until at least October 31, 2021, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and the Board, contractual indemnification of Fund service providers (other than the Advisor)), will not exceed 0.89%, 1.59%, 0.60%, and 0.40%, of the daily average net assets attributable to Class A, Class C, Class I, and Class I2, shares, respectively. The Advisor may seek reimbursement for expenses waived or paid by it during the prior year; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). For the six months ended December 31, 2020, the Advisor waived fees in the amount of $229,381 pursuant to the Waiver Agreement.

The Board may terminate this expense reimbursement arrangement at any time. For the year ended June 30, 2018, the Advisor waived fees in the amount of $286,045 which is subject to recapture through June 30, 2021, pursuant to the Waiver Agreement. For the year ended June 30, 2019, the Advisor waived fees in the amount of $417,781 which is subject to recapture through June 30, 2022, pursuant to the Waiver Agreement. For the year ended June 30, 2020, the Advisor waived fees in the amount of $473,869, which is subject to recapture through June 30, 2023, pursuant to the Waiver Agreement.

The Trust has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”). The Plans provide that a monthly service fee is calculated at an annual rate of 0.25% and 1.00% of its average daily net assets attributable the Fund’s Class A and Class C shares, respectively. Pursuant to the Plans, the Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. Pursuant to the Plans, the table below shows the fees incurred during the six months ended December 31, 2020:

Class	Distribution (12b-1) fee
Class A	$3,738
Class C	17,347

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund shares. During the six months ended December 31, 2020, the Distributor received $0 in underwriting commissions.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with GFS, the Fund pays GFS customary fees based on aggregate net assets of the Fund as described in the servicing agreement for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) an affiliate of GFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”) an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $298,499,682 for the Fund, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,505,377
Unrealized depreciation	(215,328)
Net unrealized appreciation	$5,290,049

The tax character of distributions paid for the years ended June 30, 2020 and June 30, 2019 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2020	June 30, 2019
Ordinary Income	$8,087,172	$7,462,652
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$8,087,172	$7,462,652

As of June 30, 2020, the components of accumulated earnings on a tax basis were as follows:

		Post October			Unrealized	Total
Undistributed	Undistributed	Loss and Late	Capital Loss	Other Book/Tax	Appreciation/	Accumulated
Ordinary Income	Long-Term Gains	Year Loss	Carry Forwards	Differences	(Deprecation)	Earnings/(Deficits)
$361,528	$—	$—	$(1,096,958)	$21,685	$(302,470)	$(1,016,215)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses, and unrealized depreciation from investments is primarily attributable to tax adjustments for contributions-in-kind and perpetual bonds.

Boyd Watterson Limited Duration Enhanced Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

At June 30, 2020, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$—	$1,096,958	$1,096,958	$—

Permanent book and tax differences, primarily attributable to tax adjustments for contributions-in-kind and non-deductible expenses resulted in reclassifications for the Fund for the year ended June 30, 2020 as follows:

Accumulated
Paid in Capital	Earnings (Losses)
$(31,955)	$31,955

6.	LINE OF CREDIT

The Fund has a committed revolving line of credit agreement with PNC Bank for investment purposes and to help maintain the Fund’s liquidity, subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is $7,000,000. Borrowings are secured by assets held by the Fund at the custodian. The Fund has granted PNC Bank a first priority perfected security interest in the collateral pledged by the Fund. Borrowings under the PNC Bank agreement bear interest at a rate equal to the Daily LIBOR Rate plus applicable margin of 2.00%, per annum, on the outstanding principal balance. The PNC Bank agreement matures on October 31, 2021. For the six months ended December 31, 2020, there were no borrowings for the Fund and no balance outstanding as of period-end.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Boyd Watterson Limited Duration Enhanced Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended December 31, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Boyd Watterson Limited Duration Enhanced Income Fund
EXPENSE EXAMPLES (Unaudited)
December 31, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020 (the ’‘period’’).

Actual Expenses

The actual table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	7/1/20	12/31/20	7/1/20 – 12/31/20 *	7/1/20 – 12/31/20
Class A	$1,000.00	$1,036.40	$4.36	0.85%
Class C	$1,000.00	$1,033.20	$8.15	1.59%
Class I	$1,000.00	$1,037.80	$3.08	0.60%
Class I2	$1,000.00	$1,039.60	$2.06	0.40%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	7/1/20	12/31/20	7/1/20 – 12/31/20 *	7/1/20 – 12/31/20
Class A	$1,000.00	$1,120.92	$4.33	0.85%
Class C	$1,000.00	$1,017.19	$8.08	1.59%
Class I	$1,000.00	$1,022.18	$3.06	0.60%
Class I2	$1,000.00	$1,023.19	$2.04	0.40%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■         Social Security number and income

■         assets, account transfers and transaction history

■         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■        open an account or give us contact information

■        provide account information or give us your income information

■        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■      sharing for affiliates’ everyday business purposes—information about your creditworthiness

■       affiliates from using your information to market to you

■      sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-345-9597 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-345-9597.

INVESTMENT ADVISOR
Boyd Watterson Asset Management, LLC
1301 East 9th Street, Suite 2900
Cleveland, OH 44114

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable Fund is an open-end management investment company

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 3/8/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 3/8/2021

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/8/2021